                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                           811-249

Exact name of registrant as specified in charter:             Delaware Group Equity Funds I

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        David F. Connor, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      October 31

Date of reporting period:                                     October 31, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
CORE-EQUITY                                  A member of Lincoln Financial Group

Annual Report OCTOBER 31, 2005
--------------------------------------------------------------------------------
                             DELAWARE BALANCED FUND

[POWERED BY RESEARCH(R) LOGO]

TABLE
   OF CONTENTS

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                                    1
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                                            4
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                                    6
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                                              7
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                                     8

   Statement of Operations                                                    16

   Statements of Changes in Net Assets                                        17

   Financial Highlights                                                       18

   Notes to Financial Statements                                              23
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       27
--------------------------------------------------------------------------------
OTHER FUND INFORMATION                                                        28
--------------------------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                                      30
--------------------------------------------------------------------------------
ABOUT THE ORGANIZATION                                                        32
--------------------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                                 DELAWARE BALANCED FUND
   MANAGEMENT REVIEW                                      November 8, 2005

Fund Managers

Ty Nutt
Co-Manager
Jordan L. Irving
Co-Manager
Anthony A. Lombardi
Co-Manager
Robert A. Vogel, Jr.
Co-Manager
Stephen R. Cianci
Co-Manager
Paul Grillo, Jr.
Co-Manager
Timothy L. Rabe
Co-Manager

Q: HOW DID THE FUND PERFORM FOR ITS FISCAL YEAR?

A: Delaware Balanced Fund returned +5.91% at net asset value and -0.16% at its maximum offer price (both figures reflect all distributions reinvested) for the 12-month period ended October 31, 2005. For complete annualized performance for Delaware Balanced Fund, please see the table on page 4. By comparison, the Fund's peer group, as measured by the Lipper Balanced Funds Average, rose +6.81% for the fiscal year. For the same 12-month period, the Fund's equity benchmark, the Standard & Poor's 500 Index, gained +8.72%, and the Fund's fixed-income benchmark, the Lehman Brothers Aggregate Bond Index, appreciated +1.13%.

Q: WERE THERE ANY CHANGES TO THE FUND'S STRATEGY DURING THE FISCAL YEAR?

A: The equity portion of the Fund underwent a major repositioning in February 2005 when the Fund's equity assets were transitioned to the Focus Value Equity strategy managed by Ty Nutt, Jordan Irving, Anthony Lombardi, and Bob Vogel. Prior to the management change, the Fund's equity assets were allocated across the stock market using a large-cap core strategy. In February, the portfolio was overhauled to reflect the current team's particular investment philosophy, creating a concentrated, well-diversified portfolio of value-style investments with lower average price/earnings multiples and a higher dividend yield. The current team believes that this more defensive positioning within the equity portion of the Fund offers better potential for long-term total return.

At the same time, the Fund's investment strategy was changed to allow up to an eight percent maximum weighting in high yield fixed income securities. This change provides management an opportunity to take advantage of additional opportunities presented by high yield bonds, which generally carry increased default risk and offer higher yields. The Fund previously did not invest in high yield bonds.

Q: WHAT WAS THE ENVIRONMENT LIKE IN THE EQUITY MARKETS FOR THE FISCAL YEAR?

A: The one-year period ended October 31, 2005 was marked by rising interest rates and a dramatic increase in the cost of crude oil. The Federal Reserve raised the short-term Fed funds rate on eight separate occasions during the past 12 months, reaching 3.75% at the end of the Fund's fiscal year.

Energy costs also continued to rise throughout much of the year, escalating in late summer as Hurricanes Katrina and Rita disrupted oil and gas production facilities in and around the Gulf of Mexico. These events helped drive performance across numerous sectors. For instance, energy stocks rose in response to tighter forecasted crude oil supplies and the resulting increases in the price of oil. Conversely, stocks of property/casualty insurance underwriters suffered as property losses were estimated to be in the tens of billions of dollars. The storms had a negative impact on consumer sentiment readings, and will likely influence GDP growth, consumer spending, and corporate profitability in the coming quarters.

Q: PLEASE DESCRIBE THE MARKET FOR BOND INVESTORS FOR THE 12-MONTH PERIOD?

A: The difference or spread between short- and long-term yields narrowed during the year as the Fed continued to tighten its monetary policy. The coupon yield of the 10-year Treasury bond began the 12-month period at 4.03% and finished at 4.75%. The Federal Reserve continued its "measured" pace of rate increases, implementing eight quarter-point increases during the fiscal year. While beginning the Fund's fiscal year at 1.75%, the federal funds rate stood at 3.75% as of October 31, 2005.

Q: HOW DID THE FUND'S BOND HOLDINGS PERFORM FOR THE FISCAL YEAR?

A: Within the portfolio, high-grade bonds returned +1.31% and high-yield bonds lost -0.14% for the period. In contrast, the Lehman Brothers Aggregate Bond Index gained +1.13%. In February, as a result of an investment strategy change, we began to purchase high-yield securities (those rated BB and below). At the end of the fiscal year, high-yield bonds comprised slightly more than three percent of the portfolio (the fixed income portion made up 37.2% of the total fund portfolio at year end).

Despite our current use of low-grade bonds, however, we continue to focus on high-grade securities as well. We maintained a healthy allocation to high-quality, government-orientated fixed income holdings, as with agency bonds and mortgage-backed securities (MBS). Their income production proved particularly beneficial to return, particularly in light of the bond market's muted yield volatility.

Conversely, our exposure to nominal Treasuries impeded our fixed income performance as mounting inflation concerns pressured their market value during the period. Inflation-protected securities issued by the federal government, on the other hand, tended to perform well in the current environment.

Q: HOW DID THE FUND'S STOCK POSITIONS FARE FOR THE FISCAL YEAR?

A: Our equity allocation returned +9.92% for the 12-month period, which bested the +8.72%gain of the Fund's equity benchmark, the S&P 500 Index. In particular, the Fund benefited from strong performance by insurance broker AON, which was previously struggling due to a combination of inefficient management and the negative attention brought by an insurance industry crackdown led by New York Attorney General Eliot Spitzer. AON's performance has dramatically improved during the past year as negative attention surrounding the insurance industry has waned. In addition, AON initiated a management change in April 2005 when it brought in Gregory Case as its new CEO. While unfortunate, the significant amount of damage caused by hurricanes along the Gulf Coast has pushed the market to consider a hardening in property/casualty pricing. These positive developments have spurred several upgrades by Wall Street analysts, providing an added lift to AON's share price.

Another strong performer during the period was Boeing, which previously struggled due to declining air travel in the post-9/11 environment. With recent increased air travel, the company has benefited from improved commercial aircraft order flow, especially for its new 787 "Dreamliner" and, at the end of the second quarter, the announcement that 3M's CEO James McNerney was joining Boeing as its new CEO.

Conversely, Merck struggled during the fiscal year as a result of investor concerns regarding lackluster pharmaceutical pipelines, blockbuster drugs scheduled for patent expiry, and current litigation over its painkiller, Vioxx. With several thousand pending lawsuits, the outcome of Vioxx-related litigation is currently unpredictable.

Mattel also struggled during the period as a result of weak consumer sentiment; difficulties surrounding the Barbie franchise, which continues to lose market share; and higher oil prices, which adversely affect the cost of plastic used in making many of the company's toys. Moreover, the company faces increasing pricing pressures from its major retailing partners such as Wal-Mart, Toys "R" Us, and Target. Nonetheless, Mattel has one of the strongest brand portfolios among its peers and is trying to diversify its product mix as it takes steps to reinvigorate its Barbie business and is actively purchasing its shares.

Given the range of difficulties now facing the consumer (e.g., high energy prices, rising interest rates, and an historically large debt burden), we have positioned the equity sleeve defensively relative to the S&P 500 Index. At fiscal year end, the Fund was underweight in more economically sensitive sectors (e.g., consumer discretionary, industrials, and information technology), and overweight in the consumer staples, healthcare, and telecommunications sectors.

PERFORMANCE SUMMARY
   DELAWARE BALANCED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Balanced Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money.

FUND PERFORMANCE
Average Annual Total Returns
Through October 31, 2005            Lifetime   10 Years   Five Years   One Year
-------------------------------------------------------------------------------
Class A (Est. 4/25/38)
Excluding Sales Charge               +10.10%    +4.54%      -0.78%      +5.91%
Including Sales Charge               +10.01%    +3.92%      -1.95%      -0.16%
-------------------------------------------------------------------------------
Class B (Est. 9/6/94)
Excluding Sales Charge                +4.80%    +3.89%      -1.53%      +5.10%
Including Sales Charge                +4.80%    +3.89%      -1.96%      +1.10%
-------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                +3.48%       --       -1.53%      +5.03%
Including Sales Charge                +3.48%       --       -1.53%      +4.03%
-------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%. The distributor has contracted to limit this amount to 0.25% through February 28, 2007.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended October 31, 2005 for Delaware Balanced Fund's Class R shares were +6.09% and +5.52%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60%. Effective August 1, 2005, the Distributor has contracted to limit this amount to 0.50% through February 28, 2007.

The average annual total returns for lifetime (since 4/25/38), 10-year, five-year, and one-year periods ended October 31, 2005 for Delaware Balanced Fund's Institutional Class were +10.15%, +4.77%, -0.54%, and +6.11%, respectively. The Institutional Class shares were first made available on November 9, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 9, 1992 for Delaware Balanced Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:   DEICX
Nasdaq Class R symbol:               DELRX

FUND BASICS
As of October 31, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks a balance of capital appreciation, income and preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$244 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
500
--------------------------------------------------------------------------------
FUND START DATE:
April 25, 1938
--------------------------------------------------------------------------------

YOUR FUND MANAGERS:

Ty Nutt joined Delaware Investments in 2004. Mr. Nutt began his investment career in 1983 at Dean Witter Reynolds where he advanced to Vice President, Investments. In 1988, he joined Van Deventer & Hoch (V&H). As a Senior Vice President at V&H, he was a member of the firm's Management Committee and directed new business development in addition to his portfolio management duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S. Active Large Cap Value Team. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research. Mr. Nutt graduated from Dartmouth College with a BA.

Anthony A. Lombardi joined Delaware Investments in 2004. Mr. Lombardi was an Investment Analyst with Crossland Savings, FSB, Brooklyn, NY from 1989-1990. He started at Dean Witter Reynolds, Inc. as a Research Assistant in 1990 and became Vice President, Research Analyst. He then moved to Merrill Lynch Investment Managers (MLIM) in 1998, becoming a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts and the Association for Investment Management and Research. Mr. Lombardi graduated from Hofstra University with a BBA and MBA in Finance.

Prior to joining Delaware in 1993, Paul Grillo, Jr. served as Mortgage Strategist and Trader at Dreyfus Corporation. He also served as Mortgage Strategist and Portfolio Manager at Chemical Investment Group and as Financial Analyst at Chemical Bank. He is a CFA Charterholder. Mr. Grillo holds a bachelor's degree in Business Management from North Carolina State University and an MBA in Finance from Pace University.

Robert A. Vogel joined Delaware Investments in 2004. Mr. Vogel started as a Financial Consultant with Merrill Lynch in 1992. He later moving to Capital Management Group, as a Portfolio Manager. He later became a Director. In 2004, Mr. Vogel joined Delaware Investments as Vice President, Senior Portfolio Manager. Mr. Vogel is a Chartered Financial Analyst and a member of the New York Society of Security Analysts and the Association for Investment Management and Research. Mr. Vogel graduated from Loyola College in Maryland earning both his BBA and MS in Finance. He earned his MBA with a concentration in Finance at the Wharton School of Business at the University of Pennsylvania.

Stephen R. Cianci joined Delaware Investments' Fixed Income Department in 1992 as an investment grade quantitative research analyst. Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA Charterholder. Mr. Cianci holds a BS and an MBA in Finance from Widener University.

Prior to joining Delaware in 2000, Timothy L. Rabe was a High-Yield Portfolio Manager for Conseco Capital Management. He also worked as a Tax Analyst for The Northern Trust Company. Mr. Rabe is a CFA Charterholder. Mr. Rabe received a bachelor of science degree in Finance from University of Illinois.

Jordan L. Irving joined Delaware Investments in 2004 as Vice President, Senior Portfolio Manager. He joined Merrill Lynch Investment Managers (MLIM) as a Portfolio Manager in 1998. In 2004. Mr. Irving graduated from Yale University with a BA in American Studies and earned a Special Diploma in Social Studies at Oxford University the following year.

NASDAQ SYMBOLS:

Class A   DELFX
Class B   DELBX
Class C   DEDCX

PERFORMANCE OF A $10,000 INVESTMENT
October 31, 1995 through October 31, 2005

                                    [GRAPHIC]

Chart assumes $10,000 invested on October 31, 1995 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad investment-grade U.S. bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares. Past performance is not a guarantee of future results. An expense waiver was in effect for all classes of Delaware Balanced Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

DISCLOSURE                        For the Period May 1, 2005 to October 31, 2005
   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE BALANCED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                            Expenses
                      Beginning     Ending                 Paid During
                       Account     Account    Annualized      Period
                        Value       Value       Expense     5/1/05 to
                        5/1/05     10/31/05      Ratio      10/31/05
----------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00   $1,020.50      1.22%        $ 6.21
Class B                1,000.00    1,017.20      2.00%         10.17
Class C                1,000.00    1,016.50      2.00%         10.17
Class R                1,000.00    1,019.20      1.56%          7.94
Institutional Class    1,000.00    1,022.10      1.00%          5.10
----------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A               $1,000.00   $1,019.06      1.22%        $ 6.21
Class B                1,000.00    1,015.12      2.00%         10.16
Class C                1,000.00    1,015.12      2.00%         10.16
Class R                1,000.00    1,017.34      1.56%          7.93
Institutional Class    1,000.00    1,020.16      1.00%          5.09
----------------------------------------------------------------------

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                        As of October 31, 2005
   DELAWARE BALANCED FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    PERCENTAGE
SECTOR                                                             OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                          60.89%
--------------------------------------------------------------------------------
Consumer Discretionary                                                 3.28%
Consumer Staples                                                       7.41%
Energy                                                                 5.39%
Financials                                                            15.39%
Health Care                                                           10.45%
Industrials                                                            5.68%
Information Technology                                                 5.90%
Materials                                                              1.98%
Telecommunications                                                     3.62%
Utilities                                                              1.79%
--------------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                         0.30%
--------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                             2.17%
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                                      4.84%
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS                                                     1.15%
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                                  2.89%
--------------------------------------------------------------------------------
CORPORATE BONDS                                                       11.75%
--------------------------------------------------------------------------------
Banking                                                                1.07%
Basic Industry                                                         0.42%
Brokerage                                                              0.74%
Capital Goods                                                          0.29%
Communications                                                         1.35%
Consumer Cyclical                                                      1.13%
Consumer Non-Cyclical                                                  1.22%
Electric                                                               1.34%
Emerging Markets                                                       0.12%
Energy                                                                 0.43%
Financials                                                             0.49%
Industrial                                                             0.02%
Insurance                                                              1.52%
Natural Gas                                                            0.81%
Real Estate                                                            0.14%
Technology                                                             0.21%
Transportation                                                         0.45%
--------------------------------------------------------------------------------
FOREIGN AGENCIES                                                       0.02%
--------------------------------------------------------------------------------
MUNICIPAL BONDS                                                        1.50%
--------------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                                     2.16%
--------------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                         5.99%
--------------------------------------------------------------------------------
PREFERRED STOCK                                                        0.05%
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                              5.32%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                  3.92%
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                          6.43%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                     109.38%
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                    (6.43%)
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                       (2.95%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     100.00%
--------------------------------------------------------------------------------

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS                                          October 31, 2005

                                                        Number of      Market
                                                          Shares        Value
                                                        ---------   ------------
COMMON STOCK - 60.89%
Consumer Discretionary - 3.28%
 * Limited Brands                                         212,700   $  4,256,127
   Mattel                                                 254,100      3,747,975
                                                                    ------------
                                                                       8,004,102
                                                                    ------------
Consumer Staples - 7.41%
   Archer-Daniels-Midland                                 180,000      4,386,600
   B&G Foods                                                  500          6,425
   ConAgra Foods                                          206,200      4,798,274
   Kimberly-Clark                                          70,100      3,984,484
   Safeway                                                211,400      4,917,164
                                                                    ------------
                                                                      18,092,947
                                                                    ------------
Energy - 5.39%
   Chevron                                                 74,600      4,257,422
   ConocoPhillips                                          69,000      4,511,220
   Exxon Mobil                                             78,000      4,378,920
                                                                    ------------
                                                                      13,147,562
                                                                    ------------
Financials - 15.39%
   Allstate                                                77,400      4,085,946
   Aon                                                    145,600      4,928,560
   Chubb                                                   52,400      4,871,628
   Hartford Financial Services                             60,700      4,840,825
   Huntington Bancshares                                  207,700      4,831,102
   Morgan Stanley                                          91,600      4,983,956
   Wachovia                                                86,700      4,380,084
   Washington Mutual                                      117,300      4,645,080
                                                                    ------------
                                                                      37,567,181
                                                                    ------------
Health Care - 10.45%
 * Abbott Laboratories                                     94,900      4,085,445
   Baxter International                                   113,700      4,346,751
   Bristol-Myers Squibb                                   197,900      4,189,543
   Merck                                                  152,000      4,289,440
   Pfizer                                                 176,400      3,834,936
   Wyeth                                                  106,900      4,763,464
                                                                    ------------
                                                                      25,509,579
                                                                    ------------
Industrials - 5.68%
 * Boeing                                                  69,500      4,492,480
   Union Pacific                                           65,500      4,531,290
   Waste Management                                       164,000      4,839,640
                                                                    ------------
                                                                      13,863,410
                                                                    ------------
Information Technology - 5.90%
   Hewlett-Packard                                        164,200      4,604,168
   International Business Machines                         62,000      5,076,560
 + Xerox                                                  347,900      4,721,003
                                                                    ------------
                                                                      14,401,731
                                                                    ------------
Materials - 1.98%
   duPont (E.I.) deNemours                                116,200      4,844,378
                                                                    ------------
                                                                       4,844,378
                                                                    ------------
Telecommunications - 3.62%
   SBC Communications                                     195,900      4,672,215
   Verizon Communications                                 131,900      4,156,169
                                                                    ------------
                                                                       8,828,384
                                                                    ------------
Utilities - 1.79%
   FPL Group                                              101,600      4,374,896
                                                                    ------------
                                                                       4,374,896
                                                                    ------------
TOTAL COMMON STOCK (cost $146,254,778)                               148,634,170
                                                                    ------------

                                                          Principal     Market
                                                           Amount        Value
                                                         ----------   ----------
AGENCY ASSET-BACKED SECURITIES - 0.30%
 o Fannie Mae Grantor Trust
      Series 2004-T4 A2 3.93% 2/25/20                    $  234,344   $  233,324
      Series 2004-T4 A3 4.42% 8/25/24                       285,000      282,494
 o Fannie Mae Whole Loan
      Series 2002-W11 AV1 4.38% 11/25/32                    221,815      221,849
                                                                      ----------
TOTAL AGENCY ASSET-BACKED SECURITIES
   (cost $742,419)                                                       737,667
                                                                      ----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.17%
   Fannie Mae
      Series 1996-46 ZA 7.50% 11/25/26                      164,247      173,845
      Series 2003-122 AJ 4.50% 2/25/28                      159,704      156,799
   Fannie Mae Grantor Trust Series 2001-T8 A2
      9.50% 7/25/41                                         140,465      152,963
   Fannie Mae Whole Loan
      Series 2004-W3 A2 3.75% 5/25/34                       455,000      448,380
      Series 2004-W9 2A1 6.50% 2/25/44                      231,359      236,832
      Series 2004-W11 1A2 6.50% 5/25/44                     278,132      284,755
   Freddie Mac
      Series 1730 Z 7.00% 5/15/24                           128,594      134,456
      Series 2326 ZQ 6.50% 6/15/31                          562,840      588,418
      Series 2480 EH 6.00% 11/15/31                         117,761      118,216
      Series 2550 QX 4.75% 6/15/27                          165,000      164,303
      Series 2662 MA 4.50% 10/15/31                         277,793      273,270
      Series 2872 GC 5.00% 11/15/29                         200,000      195,467
      Series 2890 PC 5.00% 7/15/30                          380,000      371,273
      Series 2902 LC 5.50% 12/15/17                         245,000      247,078
      Series 2915 KP 5.00% 11/15/29                         220,000      215,303
      Series 2936 PC 5.00% 9/15/30                          370,000      361,177
      Series 3022 MB 5.00% 12/15/28                         165,000      162,765
   Freddie Mac Reference Series R001 AE
      4.375% 4/15/15                                        244,344      238,834
 D Freddie Mac Structured Pass Through Securities
     Series T-58 1A2 3.108% 5/25/35                         129,949      129,081
     Series T-58 2A 6.50% 9/25/43                           271,606      277,588
   GNMA Series 2002-62 B 4.763% 1/16/25                     380,000      376,745
                                                                      ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
   (cost $5,394,272)                                                   5,307,548
                                                                      ----------
AGENCY MORTGAGE-BACKED SECURITIES - 4.84%
   Fannie Mae
      5.73% 12/1/08                                         231,206      236,119
      6.50% 8/1/17                                          168,598      173,762
   Fannie Mae Relocation 30 yr
      5.00% 11/1/33                                         173,735      169,066
      5.00% 1/1/34                                          241,132      234,275
   Fannie Mae S.F. 15 yr
      6.00% 4/1/17                                          152,044      155,608
      6.00% 6/1/17                                          145,750      149,166
   Fannie Mae S.F. 15 yr TBA
      4.50% 11/1/20                                       2,165,000    2,093,960
   Fannie Mae S.F. 20 yr 5.50% 8/1/25                       264,740      262,920
   Fannie Mae S.F. 30 yr
      5.50% 3/1/29                                          494,256      489,004
      5.50% 4/1/29                                          562,106      556,134
      6.00% 8/1/35                                          307,322      310,107
      7.50% 6/1/31                                          116,807      123,378

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                          Amount         Value
                                                        ----------   -----------
AGENCY MORTGAGE-BACKED SECURITIES (continued)
   Fannie Mae S.F. 30 yr TBA
      5.00% 11/1/35                                     $1,905,000   $ 1,833,563
      5.50% 11/1/35                                        465,000       458,752
 o Freddie Mac ARM 3.732% 4/1/34                           235,556       236,955
   Freddie Mac Relocation 30 yr
      5.00% 9/1/33                                         718,260       700,528
   Freddie Mac S.F. 15 yr 4.00% 2/1/14                     416,453       401,357
   Freddie Mac S.F. 20 yr
      5.50% 8/1/24                                         613,722       610,078
      5.50% 9/1/24                                         491,604       488,686
   Freddie Mac S.F. 30 yr
      6.50% 10/1/33                                        123,217       126,375
      7.00% 11/1/33                                        135,566       141,582
      8.50% 4/1/09                                              25            26
   Freddie Mac S.F. 30 yr TBA 5.50% 11/1/35              1,860,000     1,836,169
   GNMA S.F. 30 yr 7.50% 9/15/31                            27,526        29,160
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (cost $11,937,562)                                                 11,816,730
                                                                     -----------
AGENCY OBLIGATIONS - 1.15%
   Fannie Mae
    ^ 5.837% 10/9/19                                        95,000        44,407
    * 6.25% 2/1/11                                         745,000       785,795
   Federal Home Loan Bank 4.25% 9/14/07                    995,000       987,391
 ^ Financing Corporation Principal Strip
      CPN 1 4.898% 11/11/17                                 35,000        18,944
      PRN 2 5.031% 11/30/17                                540,000       295,423
      PRN 13 4.883% 12/27/18                                30,000        15,468
 ^ Residual Funding Principal Strip
      5.122% 10/15/19                                       90,000        44,892
 ^ Resolution Funding Corporation Interest Strip
      5.240% 10/15/25                                    1,670,000       613,072
                                                                     -----------
TOTAL AGENCY OBLIGATIONS (cost $2,820,127)                             2,805,392
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.89%
   Bank of America Commercial Mortgage Securities
      Series 2004-5 A3 4.561% 11/10/41                     225,000       217,533
      Series 2005-1 A3 4.877% 11/10/42                     405,000       400,751
    o Series 2005-5 A4 5.115% 10/10/45                     405,000       398,787
   Bear Stearns Commercial Mortgage Securities
    # Series 2004-ESA E 144A 5.064% 5/14/16                260,000       260,062
    o Series 2005-T20 A4A 5.303% 10/12/42                  180,000       178,959
 o Citigroup/Deutsche Bank Commercial
      Mortgage Trust Series 2005-C1 A4
      5.225% 9/15/20                                       305,000       304,190
D# Commercial Mortgage Pass Through
      Certificates Series 2001-J1A A2 144A
      6.457% 2/14/34                                       179,390       187,877
 # Crown Castle Towers Series 2005-1A C 144A
      5.074% 6/15/35                                       140,000       136,165
   First Union-Lehman Brothers-Bank of
      America Series 1998-C2 A2
      6.56% 11/18/35                                       143,156       147,554
   GE Capital Commercial Mortgage Trust
      Series 2002-1A A3 6.269% 12/10/35                    410,000       432,718
    * Series 2005-C2 A2 4.706% 5/10/43                     400,000       393,567
      Series 2005-C3 A3FX 4.863% 7/10/45                   115,000       113,729
   GMAC Commercial Mortgage Securities
      Series 1998-C2 A2 6.42% 5/15/35                   $  397,430   $   410,205
 o Greenwich Capital Commercial Funding
      Series 2005-GG5 A5 5.224% 4/10/37                    175,000       175,873
 # Hilton Hotel Pool Trust Series 2000
      HLTA A1 144A 7.055% 10/3/15                          111,773       117,711
   JP Morgan Chase Commercial Mortgage Securities
      Series 2002-C1 A3 5.376% 7/12/37                     215,000       217,184
      Series 2003-C1 A2 4.985% 1/12/37                     362,000       357,152
    o Series 2005-CB11 A4 5.335% 8/12/37                   415,000       414,916
   LB-UBS Commercial Mortgage Trust
      Series 2002-C1 A4 6.462% 3/15/31                     320,000       342,534
      Series 2005-C5 A2 4.885% 9/15/40                     340,000       336,920
   Merrill Lynch Mortgage Trust
    o Series 2004-BPC1 A3 4.467% 10/12/41                  155,000       149,221
      Series 2005-CIP1 A2 4.96% 7/12/38                    620,000       615,001
    o Series 2005-CIP1 B 5.274% 7/12/38                    115,000       112,914
    # Series 2005-GGP1 E 144A 4.33% 11/15/10               105,000       103,692
    # Series 2005-GGP1 F 144A 4.35% 11/15/10               105,000       103,634
   Morgan Stanley Capital I
      Series 2005-HQ6 A2A 4.882% 8/13/42                   160,000       157,853
 # Tower Series 2004-2A A 144A
      4.232% 12/15/14                                      270,000       260,353
                                                                     -----------
   TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES (cost $7,214,420)                                     7,047,055
                                                                     -----------

CORPORATE BONDS - 11.75%
Banking - 1.07%
*o# Banco Santander 144A 4.148% 12/9/09                    220,000       219,429
 o Barclays Bank 6.278% 12/29/49                            90,000        85,320
   Citigroup 5.875% 2/22/33                                270,000       269,973
o# HBOS 144A 5.92% 9/29/49                                 300,000       296,177
 # Mizuho Financial Group 144A
      5.79% 4/15/14                                        140,000       143,804
   Popular North America 4.25% 4/1/08                      325,000       319,538
   Popular North America Capital Trust
      6.564% 9/15/34                                       280,000       281,201
o# Rabobank Capital Funding II 144A
      5.26% 12/29/49                                       195,000       193,424
 o RBS Capital Trust I 4.709% 12/29/49                     160,000       150,598
   Regions Financial 6.375% 5/15/12                        220,000       234,889
o# Resona Bank 144A 5.85% 9/29/49                          195,000       188,580
o# Resona Preferred 144A 7.191% 12/29/49                   225,000       229,627
                                                                     -----------
                                                                       2,612,560
                                                                     -----------
Basic Industry - 0.42%
   Abitibi Consolidated 6.95% 4/1/08                         5,000         5,000
 * AK Steel 7.875% 2/15/09                                  10,000         9,575
   Barrick Gold Finance 7.50% 5/1/07                        95,000        98,534
   Bowater 9.50% 10/15/12                                   30,000        30,300
 # Codelco 144A 5.625% 9/21/35                             185,000       176,509
   Donohue Forrest Products 7.625% 5/15/07                  10,000        10,300
   Fort James 7.75% 11/15/23                                35,000        37,100
   Gold Kist 10.25% 3/15/14                                 10,000        11,250
 * Huntsman International 10.125% 7/1/09                     5,000         5,169
*# Huntsman International 144A 7.375% 1/1/15                10,000         9,550
   Lubrizol 4.625% 10/1/09                                 165,000       160,963
 * Norske Skog Canada 8.625% 6/15/11                        20,000        19,400
*# Novelis 144A 7.25% 2/15/15                               15,000        13,763

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                            Amount       Value
                                                          ---------   ----------
CORPORATE BONDS (continued)
Basic Industry (continued)
 # Port Townsend Paper 144A 11.00% 4/15/11                 $ 35,000   $   25,025
   Potlatch 13.00% 12/1/09                                   15,000       18,038
 * Rhodia
      8.875% 6/1/11                                          15,000       14,250
      10.25% 6/1/10                                          15,000       16,050
   Smurfit Capital Funding 7.50% 11/20/25                    25,000       22,125
++ Solutia 6.72% 10/15/37                                    30,000       20,700
   Stone Container 9.75% 2/1/11                              20,000       20,100
   Tembec Industries 8.625% 6/30/09                          30,000       20,400
   Temple-Inland 5.003% 5/17/07                             260,000      258,628
   Witco 6.875% 2/1/26                                       15,000       15,525
                                                                      ----------
                                                                       1,018,254
                                                                      ----------
Brokerage - 0.74%
   Amvescap Plc 4.50% 12/15/09                              320,000      312,580
   Credit Suisse First Boston USA
      6.125% 11/15/11                                       290,000      304,127
   E Trade Financial 8.00% 6/15/11                           30,000       30,600
   Franklin Resources 3.70% 4/15/08                         305,000      296,735
   Goldman Sachs 6.345% 2/15/34                             335,000      337,029
   Labranche & Company
      9.50% 5/15/09                                          15,000       15,863
      11.00% 5/15/12                                         20,000       22,200
   Morgan Stanley
      4.75% 4/1/14                                          200,000      188,989
      5.05% 1/21/11                                         100,000       99,239
      5.375% 10/15/15                                       195,000      192,842
                                                                      ----------
                                                                       1,800,204
                                                                      ----------
Capital Goods - 0.29%
   Aleris International 9.00% 11/15/14                       15,000       15,375
++ Anchor Glass 11.00% 2/15/13                               15,000        9,600
 * Armor Holdings 8.25% 8/15/13                              20,000       21,700
   Casella Waste Systems 9.75% 2/1/13                        20,000       21,575
   General Electric 5.00% 2/1/13                            330,000      327,713
   Geo Subordinate 11.00% 5/15/12                            30,000       29,475
 * Graham Packaging 9.875% 10/15/14                          20,000       18,800
   Interface 10.375% 2/1/10                                  10,000       10,825
   Intertape Polymer 8.50% 8/1/14                            15,000       14,477
*# Panolam Industrial 144A 10.75% 10/1/13                    10,000        9,750
 * Trimas 9.875% 6/15/12                                     15,000       12,225
   York International 6.625% 8/15/06                        225,000      227,514
                                                                      ----------
                                                                         719,029
                                                                      ----------

Communications - 1.35%
DD Adelphia Communications 8.125% 7/15/03                    25,000       16,125
   Alaska Communications Systems
      9.875% 8/15/11                                         10,000       10,800
++ Allegiance Telecom 11.75% 2/15/08                         15,000        3,675
 * American Cellular 10.00% 8/1/11                           10,000       10,850
   American Tower 7.125% 10/15/12                            15,000       15,544
   BellSouth
      4.20% 9/15/09                                         130,000      126,191
      6.00% 11/15/34                                         40,000       38,615
 # CCH I 144A 11.00% 10/1/15                                 40,000       36,400
   Centennial Cellular Operating
      10.125% 6/15/13                                        15,000       16,838
 * Cenveo 9.625% 3/15/12                                     10,000       10,600
 # Charter Communications 144A
      5.875% 11/16/09                                        10,000        7,350
   Charter Communications Holdings
    * 11.125% 1/15/11                                      $  5,000   $    3,300
   SS 11.75% 5/15/11                                         10,000        6,300
   SS 13.50% 1/15/11                                         25,000       18,500
   Cincinnati Bell
      7.00% 2/15/15                                          10,000        9,500
      8.375% 1/15/14                                         10,000        9,775
   Cox Communications 4.625% 1/15/10                        155,000      149,710
 * CSC Holdings 10.50% 5/15/16                               15,000       16,163
   Dex Media East 12.125% 11/15/12                           19,000       22,278
SS Inmarsat Finance 10.375% 11/15/12                         30,000       24,675
   Insight Midwest 10.50% 11/1/10                            40,000       42,200
   InterActiveCorp 6.75% 11/15/05                           415,000      415,217
 * iPCS 11.50% 5/1/12                                        15,000       16,875
 o Iwo Escrow 7.90% 1/15/12                                  15,000       15,675
   MCI 6.688% 5/1/09                                         25,000       25,969
 * Mediacom Capital 9.50% 1/15/13                            25,000       24,563
   Nextmedia Operating 10.75% 7/1/11                         15,000       16,369
o# Qwest 144A 7.12% 6/15/13                                  25,000       26,500
   Qwest Service 13.50% 12/15/10                             15,000       17,213
   Rogers Cablesystems 11.00% 12/1/15                        10,000       10,600
 * Rural Cellular
      9.625% 5/15/08                                         15,000       15,338
      9.875% 2/1/10                                          15,000       15,675
 * SBC Communications
      4.125% 9/15/09                                         75,000       72,276
      6.15% 9/15/34                                         275,000      269,519
   Sheridan Acquisition Group 10.25% 8/15/11                  5,000        5,225
*# Sirius Satellite Radio 144A 9.625% 8/1/13                 15,000       14,269
   Sprint Capital
    S 4.78% 8/17/06                                         225,000      224,943
      6.375% 5/1/09                                          25,000       25,950
      8.75% 3/15/32                                         200,000      259,461
 * Suncom Wireless 9.375% 2/1/11                             10,000        7,725
   Telecom Italia Capital 4.00% 1/15/10                     200,000      190,297
 * Telefonos de Mexico 4.50% 11/19/08                       310,000      304,065
   Thomson 5.75% 2/1/08                                     130,000      131,996
   Time Warner Entertainment 8.375% 3/15/23                  55,000       64,805
 * Time Warner Telecommunications
      9.75% 7/15/08                                          20,000       20,400
 o US LEC 12.716% 10/1/09                                    15,000       16,200
   Valor Telecom 7.75% 2/15/15                               20,000       19,675
   Verizon Global
      4.90% 9/15/15                                          30,000       28,611
      5.85% 9/15/35                                          60,000       56,305
   Verizon Wireless 5.375% 12/15/06                         345,000      346,996
   Warner Music Group 7.375% 4/15/14                         20,000       19,600
   XM Satellite Radio 12.00% 6/15/10                         12,000       13,470
                                                                      ----------
                                                                       3,287,171
                                                                      ----------
Consumer Cyclical - 1.13%
 * Accuride 8.50% 2/1/15                                     20,000       19,000
 * Advanced Accessory Systems 10.75% 6/15/11                  5,000        4,275
 # CCM Merger 144A 8.00% 8/1/13                              15,000       14,925
 o Centex 3.95% 8/1/07                                      240,000      240,400
   Corrections Corp of America 7.50% 5/1/11                  20,000       20,775
 o Daimlerchrysler NA Holdings
      4.78% 10/31/08                                        175,000      175,048
   Darden Restaurants 6.00% 8/15/35                          40,000       36,957

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                            Amount       Value
                                                          ---------   ----------
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
 * Ford Motor 7.45% 7/16/31                                $170,000   $  125,800
   Ford Motor Credit
    * 5.625% 10/1/08                                        170,000      158,904
    * 5.70% 1/15/10                                         185,000      166,629
      6.625% 6/16/08                                        220,000      211,094
 * Gaylord Entertainment 6.75% 11/15/14                      15,000       14,550
   General Motors Acceptance Corporation
   *o 5.10% 7/16/07                                         220,000      215,128
    * 6.75% 12/1/14                                         230,000      220,299
      6.875% 9/15/11                                          5,000        4,854
      8.00% 11/1/31                                           5,000        5,176
   Johnson Controls 5.00% 11/15/06                          100,000       99,977
   Jones Apparel 144A 4.25% 11/15/09                         95,000       89,298
 # Knowledge Learning 144A 7.75% 2/1/15                      25,000       23,375
 * Landry's Restaurant 7.50% 12/15/14                        20,000       18,500
 * Lodgenet Entertainment 9.50% 6/15/13                      30,000       32,625
   Lowe's 7.50% 12/15/05                                    150,000      150,482
 * Mandalay Resort Group 10.25% 8/1/07                       25,000       26,750
*# Metaldyne 144A 11.00% 11/1/13                             20,000       18,100
*# Neiman Marcus 144A 10.375% 10/15/15                       15,000       14,550
   O'Charleys 9.00% 11/1/13                                  20,000       20,850
   Penn National Gaming 8.875% 3/15/10                       75,000       78,656
 * Royal Caribbean Cruises 7.25% 3/15/18                     25,000       26,156
   Time Warner 8.18% 8/15/07                                425,000      447,578
SS Town Sports International 11.00% 2/1/14                   10,000        6,738
   True Temper Sports 8.375% 9/15/11                         15,000       13,575
   United Air Lines 7.73% 7/1/10                              4,996        4,822
 # Uno Restaurant 144A 10.00% 2/15/11                        15,000       13,425
 * Visteon
      8.25% 8/1/10                                           10,000        9,288
   Warnaco 8.875% 6/15/13                                    10,000       10,825
   Wheeling Island Gaming 10.125% 12/15/09                   25,000       26,313
                                                                      ----------
                                                                       2,765,697
                                                                      ----------
Consumer Non-Cyclical - 1.22%
   Allied Waste North America 9.25% 9/1/12                   27,000       29,237
   Amgen 4.00% 11/18/09                                     135,000      130,807
   Biovail 7.875% 4/1/10                                     25,000       25,906
   Caremark Rx 7.375% 10/1/06                               415,000      423,300
 # Commonwealth Brands 144A
      10.625% 9/1/08                                         25,000       26,375
   Constellation Brands 8.125% 1/15/12                       10,000       10,463
   Cott Beverages 8.00% 12/15/11                             20,000       20,550
 # Doane Pet Care 144A 10.625% 11/15/15                       5,000        5,088
 # FTI Consulting 144A 7.625% 6/15/13                        30,000       30,750
 * Healthsouth 10.75% 10/1/08                                 5,000        4,913
   Kraft Foods 4.125% 11/12/09                              470,000      454,420
   Kroger Company 6.375% 3/1/08                             185,000      189,549
 # Le-Natures 144A 9.00% 6/15/13                             25,000       26,875
   Medco Health Solutions 7.25% 8/15/13                     420,000      455,567
 # Medtronic 144A 4.375% 9/15/10                             25,000       24,452
 * National Beef Packing 10.50% 8/1/11                       20,000       20,750
   NDCHealth 10.50% 12/1/12                                  15,000       17,156
   Pilgrim's Pride 9.625% 9/15/11                            10,000       10,750
 * Pinnacle Foods 8.25% 12/1/13                               5,000        4,650
   Playtex Products 9.375% 6/1/11                            10,000       10,400
 # Quest Diagnostic 144A 5.125% 11/1/10                      75,000       74,934
   Safeway 6.15% 3/1/06                                     180,000      180,458
   Universal 6.50% 2/15/06                                 $235,000   $  236,276
   US Oncology 10.75% 8/15/14                                20,000       22,150
   UST 6.625% 7/15/12                                       185,000      189,885
SS Vanguard Health 11.25% 10/1/15                            20,000       14,100
 # Warner Chilcott 144A 8.75% 2/1/15                         25,000       23,125
   WellPoint
      3.75% 12/14/07                                        175,000      170,956
      4.25% 12/15/09                                        140,000      135,902
                                                                      ----------
                                                                       2,969,744
                                                                      ----------

Electric - 1.34%
   Arizona Public Service 5.50% 9/1/35                      165,000      152,948
   Avista
      7.75% 1/1/07                                          120,000      123,514
      9.75% 6/1/08                                           15,000       16,527
   Calpine
    * 7.625% 4/15/06                                         15,000       12,975
      10.50% 5/15/06                                         15,000       12,975
o# Calpine 144A 9.90% 7/15/07                                19,600       15,288
 * CMS Energy 9.875% 10/15/07                                15,000       16,200
   Detroit Edison 5.70% 10/1/37                             280,000      268,872
   Dominion Resources
    o 4.30% 9/28/07                                         185,000      185,110
      7.195% 9/15/14                                        225,000      248,401
 * Duke Capital 5.668% 8/15/14                              200,000      199,483
 # Dynegy Holdings 144A 10.125% 7/15/13                      25,000       27,625
   FPL Group Capital 4.086% 2/16/07                         235,000      232,943
   Midwest Generation
      8.30% 7/2/09                                           15,000       15,675
      8.75% 5/1/34                                           15,000       16,500
   Pepco Holdings 5.50% 8/15/07                             255,000      257,210
 # Power Contract Financing 144A
      5.20% 2/1/06                                           74,529       74,621
   PSE&G Funding Trust 5.381% 11/16/07                      225,000      225,940
   PSEG Energy Holdings 7.75% 4/16/07                        15,000       15,300
 o SCANA 4.02% 3/1/08                                       230,000      230,200
   Southern California Edison
    o 3.925% 12/13/07                                       175,000      175,047
      6.00% 1/15/34                                         205,000      211,508
   Southern Capital Funding 5.30% 2/1/07                    175,000      175,633
 # Texas Genco 144A 6.875% 12/15/14                          10,000       10,750
   TXU Electric Delivery 7.00% 5/1/32                       145,000      160,403
   TXU Energy 7.00% 3/15/13                                 180,000      187,704
                                                                      ----------
                                                                       3,269,352
                                                                      ----------
Emerging Markets - 0.12%
 # Southern Peru Copper 144A
      7.50% 7/27/35                                         310,000      297,579
                                                                      ----------
                                                                         297,579
                                                                      ----------
Energy - 0.43%
   Bluewater Finance 10.25% 2/15/12                          15,000       16,050
 # Canadian Oil Sands 144A 4.80% 8/10/09                    145,000      142,628
*# Hilcorp Energy 144A
      7.75% 11/1/15                                           5,000        5,075
      10.50% 9/1/10                                           7,000        7,875
   Nexen 5.875% 3/10/35                                     120,000      114,591

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value
                                                         ---------   -----------
CORPORATE BONDS (continued)
Energy (continued)
   Petroleum Geo-Services
    * 8.00% 11/5/06                                       $  8,000   $     8,080
      10.00% 11/5/10                                        15,000        16,650
 o Secunda International 12.15% 9/1/12                      15,000        15,675
   Marathon Oil 9.125% 1/15/13                             310,000       377,099
 * Weatherford International 4.95% 10/15/13                340,000       332,712
   Whiting Petroleum 7.25% 5/1/13                           10,000        10,125
                                                                     -----------
                                                                       1,046,560
                                                                     -----------
Financials - 0.49%
   American General Finance 4.875% 7/15/12                 165,000       160,790
   FINOVA Group 7.50% 11/15/09                              31,900        12,282
   International Lease Finance 4.625% 6/2/08                10,000         9,891
o# Premium Asset Trust Series 2005-2 144A
      3.94% 2/2/07                                         125,000       125,000
 # Residential Capital 144A
      6.375% 6/30/10                                       165,000       167,765
      6.875% 6/30/15                                       270,000       284,768
 # SovRisc 144A 4.625% 10/31/08                            440,000       438,680
                                                                     -----------
                                                                       1,199,176
                                                                     -----------
Industrial - 0.02%
   Foster Wheeler Series A 10.359% 9/15/11                   5,000         5,625
   Interline Brands 11.50% 5/15/11                          20,000        22,300
SS Mueller Holdings 14.75% 4/15/14                          30,000        22,050
                                                                     -----------
                                                                          49,975
                                                                     -----------
Insurance - 1.52%
 # Farmers Insurance Exchange 144A
      6.00% 8/1/14                                          20,000        19,988
      8.625% 5/1/24                                        425,000       503,435
   Marsh & McLennan
    o 4.27% 7/13/07                                         50,000        49,808
      5.15% 9/15/10                                        175,000       172,221
      5.375% 3/15/07                                       245,000       245,666
      5.375% 7/15/14                                        20,000        19,180
      5.75% 9/15/15                                         91,000        88,690
   MetLife
      5.00% 6/15/15                                        120,000       116,824
      5.70% 6/15/35                                         30,000        29,066
 # Nationwide Mutual Insurance 144A
      7.875% 4/1/33                                        265,000       315,774
 # Nippon Life Insurance 144A 4.875% 8/9/10                255,000       250,236
Do# North Front Pass-Through Trust 144A
      5.81% 12/15/24                                       500,000       495,645
o# Oil Insurance 144A 5.15% 8/15/33                        485,000       478,376
   St. Paul Travelers 5.01% 8/16/07                        220,000       219,464
Do# Twin Reefs Pass-Through Trust 144A
      4.935% 12/31/49                                      400,000       399,107
   Willis Group
      5.125% 7/15/10                                       150,000       148,506
      5.625% 7/15/15                                       160,000       157,286
                                                                     -----------
                                                                       3,709,272
                                                                     -----------

Natural Gas - 0.81%
   Adesa 7.625% 6/15/12                                     15,000        15,150
*o Atmos Energy 4.525% 10/15/07                            220,000       220,250
 # Caithness Coso Fund 144A 5.489% 6/15/19                 165,000       160,525
 * El Paso Natural Gas 7.625% 8/1/10                        15,000        15,816
   El Paso Production Holding 7.75% 6/1/13                  15,000        15,525
   Enterprise Products Operating
      4.00% 10/15/07                                      $285,000   $   278,839
      4.625% 10/15/09                                      240,000       233,000
   Inergy Finance 6.875% 12/15/14                           15,000        14,288
   Sempra Energy
    o 4.29% 5/21/08                                        260,000       260,898
      4.621% 5/17/07                                       350,000       348,244
   Valero Logistics Operations 6.05% 3/15/13               395,000       406,542
                                                                     -----------
                                                                       1,969,077
                                                                     -----------
Real Estate - 0.14%
   America Real Estate 8.125% 6/1/12                        10,000        10,325
 # America Real Estate 144A 7.125% 2/15/13                  10,000         9,775
   BF Saul REIT 7.50% 3/1/14                                20,000        20,500
   Developers Diversified Realty 4.625% 8/1/10             295,000       285,250
   Tanger Properties 9.125% 2/15/08                         20,000        21,500
                                                                     -----------
                                                                         347,350
                                                                     -----------
Technology - 0.21%
 # IKON Office 144A 7.75% 9/15/15                           10,000         9,525
 * Magnachip Semiconductor 8.00% 12/15/14                   15,000        13,800
   Motorola 4.608% 11/16/07                                430,000       428,064
   Sanmina-SCI 10.375% 1/15/10                              15,000        16,500
*# SunGuard Data Systems 144A
      10.25% 8/15/15                                        15,000        14,944
*# Telcordia Technologies 144A
      10.00% 3/15/13                                        25,000        22,125
                                                                     -----------
                                                                         504,958
                                                                     -----------
Transportation - 0.45%
 * Continental Airlines 6.503% 6/15/11                     435,000       414,848
 o CSX 4.01% 8/3/06                                        101,000       101,207
 # Erac USA Finance 144A 7.35% 6/15/08                     450,000       474,053
SS H-Lines Finance Holdings 11.00% 4/1/13                   25,000        20,688
   Horizon Lines 9.00% 11/1/12                               4,000         4,265
   Kansas City Southern Railway 9.50% 10/1/08               25,000        27,188
 * OMI 7.625% 12/1/13                                       20,000        20,600
   Seabulk International 9.50% 8/15/13                      15,000        16,931
   Stena 9.625% 12/1/12                                     25,000        27,125
                                                                     -----------
                                                                       1,106,905
                                                                     -----------
TOTAL CORPORATE BONDS (cost $28,742,913)                              28,672,863
                                                                     -----------

FOREIGN AGENCIES - 0.02%
 # Pemex Master Trust 144A 6.625% 6/15/35                   55,000        52,869
                                                                     -----------
TOTAL FOREIGN AGENCIES (cost $54,259)                                     52,869
                                                                     -----------

MUNICIPAL BONDS - 1.50%
   Augusta, Georgia Water & Sewer Revenue
      5.25% 10/1/39 (FSA)                                  310,000       327,447
   California State 5.00% 2/1/33                           120,000       121,568
   California State Economic Recovery Series A
      5.25% 7/1/13                                         245,000       269,191
   California State University Systemwide
      Revenue 5.00% 11/1/30 (AMBAC)                        115,000       119,270
   Colorado Department of Transportation
      Revenue Series B 5.00% 12/15/13 (FGIC)               725,000       782,022
 o Forsyth, Montana Pollution Control Revenue
      (Portland General Project) Series A
      5.20% 5/1/33                                         180,000       187,126

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                           Amount      Value
                                                         ---------   ----------
MUNICIPAL BONDS (continued)
Section Golden State, California Tobacco
      Securitization Corporation Settlement
      Series B 5.50% 6/1/43-13                            $210,000   $  232,331
   Illinois State Taxable Pension 5.10% 6/1/33             170,000      163,948
   New Jersey Economic Development Authority
      Revenue Cigarette Tax 5.75% 6/15/29                  220,000      231,350
   New York State Sales Tax Asset Receivables
      Series A 5.25% 10/15/27 (AMBAC)                      290,000      310,404
   New York State Urban Development
      Series A-1 5.25% 3/15/34 (FGIC)                      210,000      222,453
   Oregon State Taxable Pension
      5.892% 6/1/27                                        200,000      212,388
   West Virginia Economic Development Authority
      5.37% 7/1/20 (MBIA)                                  100,000      101,363
      6.07% 7/1/26                                         360,000      373,882
                                                                     ----------
TOTAL MUNICIPAL BONDS (cost $3,582,560)                               3,654,743
                                                                     ----------

NON-AGENCY ASSET-BACKED SECURITIES - 2.16%

   Capital One Auto Finance Trust
      Series 2005-C A3 4.61% 7/15/10                       285,000      284,352
 # Cendant Timeshare Receivables Funding
      Series 2004-1A A1 144A 3.67% 5/20/16                 214,628      209,290
   Citibank Credit Card Issuance Trust
      Series 2003-A7 4.15% 7/7/17                          260,000      242,890
      Series 2005-A7 4.75% 10/22/12                        275,000      273,109
   Countrywide Asset-Backed Certificates
    o Series 2004-9 AF2 3.337% 9/25/23                     275,000      273,136
    # Series 2004-BC1N Note 144A
      5.50% 4/25/35                                         32,070       31,950
      Series 2004-S1 A2 3.872% 3/25/20                     280,000      274,822
    o Series 2005-12 2A2 4.898% 2/25/36                    360,000      357,979
 # GSAA Trust Series 2004-4N Note 144A
      6.25% 5/25/34                                         66,886       66,865
   Mid-State Trust
      Series 11 A1 4.864% 7/15/38                          127,763      120,158
      Series 2004-1 A 6.005% 8/15/37                        68,096       69,614
 o Novastar Home Equity Loan
      Series 2004-4 A2B 4.378% 3/25/35                     430,000      430,973
 o Option One Mortgage Loan Trust
      Series 2005-4 A3 4.14% 11/25/35                      455,000      454,999
   Renaissance Home Equity Loan Trust
      Series 2004-4 AF2 3.856% 2/25/35                     310,000      305,561
 o Residential Asset Mortgage Products
      Series 2004-RS12 AII2 4.268% 12/25/34                475,000      475,619
      Series 2004-RZ2 AI3 4.30% 1/25/31                    250,000      247,231
 o Residential Funding Mortgage Securities II
      Series 2005-HI2 A1 4.178% 5/25/35                    381,211      381,243
 o Saxon Asset Securities Trust
      Series 2005-1 A2B 4.258% 5/25/35                     345,000      345,262
 # Sharp Net Interest Margin Trust 144A
      Series 2003-HE1N 6.90% 11/25/33                       10,798       10,785
      Series 2004-2N 7.00% 1/25/34                          56,125       56,125
 # Sierra Receivables Funding Company
      Series 2003-2A A1 144A 3.03% 12/15/15                155,603      150,862
   Structured Asset Securities
      Series 2001-SB1 A2 3.375% 8/25/31                    228,980      209,115
                                                                     ----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
   (cost $5,295,318)                                                  5,271,940
                                                                     ----------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.99%
   Bank of America Alternative Loan Trust
      Series 2003-10 2A1 6.00% 12/25/33                   $466,205   $  467,953
      Series 2004-2 1A1 6.00% 3/25/34                      337,790      339,056
      Series 2005-3 2A1 5.50% 4/25/20                      248,580      249,201
      Series 2005-5 2CB1 6.00% 6/25/35                     249,209      251,107
      Series 2005-9 5A1 5.50% 10/25/20                     282,958      285,788
   Bank of America Mortgage Securities
    o Series 2003-D 1A2 3.428% 5/25/33                      16,782       16,751
    o Series 2003-I 2A4 3.828% 10/25/33                    630,000      625,251
    o Series 2004-A 1A1 3.487% 2/25/34                     154,264      153,119
    o Series 2004-E 1A1 3.520% 6/25/34                     285,542      281,594
      Series 2005-9 2A1 4.892% 10/25/20                    376,418      367,568
    o Series 2005-F 2A3 4.735% 7/25/35                     393,590      388,055
    o Series 2005-I 2A1 4.894% 10/25/35                    288,437      288,437
 o Bear Stearns Adjustable Rate Mortgage Trust
      Series 2005-7 1A2 4.75% 8/25/35                      127,900      125,242
      Series 2005-10 A1 4.75% 10/25/35                     250,000      247,734
   Countrywide Alternative Loan Trust
      Series 2004-28CB 6A1 6.00% 1/25/35                   127,775      128,748
    o Series 2004-J7 1A2 4.673% 8/25/34                    255,000      253,918
    o Series 2005-63 3A1 5.915% 11/25/35                   400,000      404,188
   Credit Suisse First Boston Mortgage Securities
      Series 2003-29 5A1 7.00% 12/25/33                    193,909      198,514
      Series 2004-1 3A1 7.00% 2/25/34                      102,630      104,696
 o Deutsche Mortgage Securities
      Series 2004-4 1A2 4.01% 4/25/34                       11,881       11,848
   First Horizon Alternative Mortgage
      Securities Series 2004-FA1 1A1
      6.25% 10/25/34                                       380,472      385,170
   First Horizon Asset Securities
      Series 2003-5 1A17 8.00% 7/25/33                     118,794      124,613
    o Series 2004-AR5 4A1 5.698% 10/25/34                  231,717      232,088
 # GSMPS Mortgage Loan Trust 144A
      Series 1998-3 A 7.75% 9/19/27                        109,527      115,179
      Series 1999-3 A 8.00% 8/19/29                        180,013      190,507
      Series 2005-RP1 1A3 8.00% 1/25/35                    200,094      212,493
      Series 2005-RP1 1A4 8.50% 1/25/35                    108,885      117,959
 o Indymac Index Mortgage Loan
      Trust 2005-AR25 1A21 5.91% 12/25/35                  295,000      297,581
 o J.P. Morgan Mortgage Trust
      Series 2005-A6 1A2 5.157% 9/25/35                    375,000      367,725
 o MASTR Adjustable Rate Mortgages Trust
      Series 2003-6 1A2 2.902% 12/25/33                    374,371      370,599
   MASTR Alternative Loans Trust
      Series 2003-6 3A1 8.00% 9/25/33                       69,888       71,596
      Series 2005-3 7A1 6.00% 4/25/35                      335,523      338,050
 # MASTR Reperforming Loan Trust 144A
      Series 2005-1 1A5 8.00% 8/25/34                      283,492      300,647
      Series 2005-2 1A4 8.00% 5/25/35                      257,604      273,463
 # MASTR Specialized Loan Trust
      Series 2005-2 A2 144A 5.15% 7/25/35                  223,295      221,062
   Nomura Asset Acceptance
    o Series 2004-AP2 A2 4.099% 7/25/34                    145,784      145,365
      Series 2005-WF1 2A2 4.786% 3/25/35                   390,000      384,330
   Preliminary Deal Model AM-16 MB
      5.50% 11/25/35                                       340,000      342,603
   Prime Mortgage Trust
      Series 2004-2 A2 4.75% 11/25/19                      292,856      288,635
      Series 2004-CL1 1A1 6.00% 2/25/34                    157,854      157,558

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                              Principal        Market
                                                                Amount         Value
                                                             ----------     ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
   Residential Asset Mortgage Products
      Series 2004-SL1 A3 7.00% 11/25/31                      $  186,421     $  190,755
    * Series 2004-SL4 A3 6.50% 7/25/32                          210,829        214,308
      Series 2005-SL1 A2 6.00% 5/25/32                          291,793        296,948
 o Structured Adjustable Rate Mortgage
      Loan Trust
      Series 2004-18 5A 5.50% 12/25/34                          220,665        219,838
      Series 2005-3XS A2 4.288% 1/25/35                         310,000        310,020
   Structured Asset Securities
    o Series 2002-22H 1A 6.991% 11/25/32                         96,644         98,171
      Series 2004-12H 1A 6.00% 5/25/34                          329,934        329,728
 o Thornburg Mortgage Securities Trust
      Series 2005-3 A1 4.268% 10/25/35                          357,408        357,408
 D Wamu Alternative Mortgage Pass-Through
      Series 2005-9 3CB 5.50% 10/25/20                          315,000        316,034
   Washington Mutual
    o Series 2003-AR4 A7 3.95% 5/25/33                          152,527        149,006
    o Series 2003-AR9 1A7 4.055% 9/25/33                        224,779        220,570
      Series 2004-CB3 4A 6.00% 10/25/19                         437,164        443,953
    o Series 2005-AR3 A1 4.650% 3/25/35                         362,224        356,295
 o Wells Fargo Mortgage Backed Securities Trust
      Series 2004-DD 2A3 4.524% 1/25/35                         330,000        324,218
      Series 2004-I 1A1 3.399% 7/25/34                          383,303        382,259
      Series 2004-T A1 3.451% 9/25/34                           275,638        273,843
                                                                          ------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (cost $14,797,977)                                           14,609,345
                                                                          ------------

                                                              Number of
                                                               Shares
                                                             ---------
PREFERRED STOCK - 0.05%
   Nexen 7.35%                                                    4,520        116,932
                                                                          ------------
TOTAL PREFERRED STOCK (COST $113,000)                                          116,932
                                                                          ------------
                                                              Principal
                                                               Amount
                                                             ----------
 U.S. TREASURY OBLIGATIONS - 5.32%

^* U.S. Treasury Bill 3.786% 3/30/06                         $  495,000        487,099
 * U.S. Treasury Bond 5.375% 2/15/31                          2,865,000      3,125,537
   U.S. Treasury Inflation Index Notes
    A 0.875% 4/15/10                                            466,443        448,405
      1.875% 7/15/15                                            343,233        339,855
      2.00% 7/15/14                                             416,704        417,925
      3.00% 7/15/12                                             895,563        957,868
 * U.S. Treasury Notes
      3.625% 6/30/07                                            720,000        711,310
      3.625% 6/15/10                                             25,000         24,131
      3.75% 3/31/07                                           1,165,000      1,155,080
      3.75% 5/15/08                                             315,000        310,115
      3.875% 5/15/10                                            685,000        668,464
      3.875% 7/15/10                                            635,000        619,225
      3.875% 9/15/10                                            350,000        340,949
      4.125% 8/15/08                                            275,000        273,045
      4.125% 8/15/10                                            880,000        866,938
      4.25% 8/15/15                                           1,370,000      1,337,249
 ^ U.S. Treasury Strip 4.20% 11/15/13                         1,315,000        910,889
                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $13,127,319)                                                       12,994,084
                                                                          ------------

                                                              Principal      Market
                                                                Amount        Value
                                                             ----------   ------------
REPURCHASE AGREEMENTS - 3.92%
   With BNP Paribas 3.92% 11/1/05
      (dated 10/31/05, to be repurchased
      at $4,821,525, collateralized by
      $4,959,000 U.S. Treasury Bills
      due 1/19/06, market value $4,918,366)                  $4,821,000   $  4,821,000
   With Cantor Fitzgerald 3.91% 11/1/05 (dated 10/31/05,
      to be repurchased at $4,743,515, collateralized
      by $2,223,000 U.S. Treasury Bills due 4/27/06,
      market value $2,178,786, $1,581,000 U.S. Treasury
      Notes 2.50% due 5/31/06, market value $1,581,828
      and $1,012,000 U.S. Treasury Notes 6.00% due
      8/15/09, market value $1,079,257)                       4,743,000      4,743,000
                                                                          ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $9,564,000)                                                         9,564,000
                                                                          ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 102.95%
   (cost $249,640,924)                                                     251,285,338
                                                                          ------------
Securities Lending Collateral** - 6.43%
   Abbey National 4.14% 1/13/06                                 345,220        345,245
   Australia New Zealand 4.01% 11/30/06                         466,544        466,484
   Bank of New York 3.91% 4/4/06                                373,202        373,188
   Bank of the West 3.84% 3/2/06                                466,471        466,484
   Bayerische Landesbank 4.05% 8/25/06                          466,362        466,484
   Bear Stearns
      3.95% 5/1/06                                              513,133        513,133
      4.14% 1/17/06                                              93,308         93,313
   Beta Finance 3.83% 4/18/06                                   466,461        466,461
   Calyon Singapore 3.69% 11/3/05                               345,198        345,198
   Calyon London 3.77% 12/30/05                                 327,976        327,703
   CDC Financial Products 4.16% 11/30/05                        606,430        606,430
   Citigroup Global Markets
      4.10% 11/1/05                                           2,887,504      2,887,504
      4.13% 11/7/05                                             606,430        606,430
   Commonwealth Bank Australia
      4.00% 11/30/06                                            466,508        466,484
   Credit Suisse First Boston New York
      3.96% 4/18/06                                             503,831        503,803
      4.02% 12/29/05                                             97,987         97,964
   Deutsche Bank London 3.76% 12/27/05                          140,011        139,963
   Goldman Sachs 4.20% 10/31/06                                 569,111        569,111
   Lehman Holdings 4.14% 12/23/05                               466,514        466,623
   Manufacturers & Traders 4.04% 9/26/06                        466,473        466,380
   Marshall & Ilsley Bank 3.97% 12/29/05                        466,650        466,491
   Merrill Lynch Mortgage Capital
      4.16% 1/12/06                                             606,430        606,430
   National City Bank 3.81% 1/23/06                             531,794        531,802
   Nordea Bank Norge ASA 3.92% 11/30/06                         466,504        466,484
   Proctor & Gamble 3.77% 11/30/06                              466,432        466,484
   Royal Bank of Canada 3.78% 11/18/05                          466,514        466,484
   Royal Bank of Scotland 3.97% 11/30/06                        466,485        466,484
   Sigma Finance 3.83% 3/16/06                                  139,941        139,955
   Toyota Motor Credit 3.78% 6/23/06                            469,605        469,629

STATEMENT                                                 DELAWARE BALANCED FUND
   OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                         Amount        Value
                                                       ---------   ------------
SECURITIES LENDING COLLATERAL (continued)
   Wells Fargo 3.96% 11/30/06                           $466,364   $    466,484
   Wilmington Trust Company 4.05% 1/5/06                 466,532        466,484
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $15,687,596)                                                15,687,596
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES - 109.38%
  (cost $265,328,520)                                               266,972,934***
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL** - (7.87%)                                           (19,198,504)
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (1.51%)                                            (3,693,930)
                                                                   ------------
NET ASSETS APPLICABLE TO 14,982,817 SHARES
   OUTSTANDING - 100.00%                                           $244,080,500
                                                                   ============
Net Asset Value -- Delaware Balanced Fund
   Class A ($214,272,594 / 13,153,545 Shares)                      $      16.29
                                                                   ------------
Net Asset Value -- Delaware Balanced Fund
   Class B ($20,658,009 / 1,267,606 Shares)                        $      16.30
                                                                   ------------
Net Asset Value -- Delaware Balanced Fund
   Class C ($5,637,978 / 346,314 Shares)                           $      16.28
                                                                   ------------
Net Asset Value -- Delaware Balanced Fund
   Class R ($4,874 / 299.6 Shares)                                 $      16.27
                                                                   ------------
Net Asset Value -- Delaware Balanced Fund
   Institutional Class ($3,507,045 / 215,052 Shares)               $      16.31
                                                                   ------------
COMPONENTS OF NET ASSETS AT OCTOBER 31, 2005:
Shares of beneficial interest
   (unlimited authorization -- no par)                             $281,608,078
Undistributed net investment income                                   2,355,085
Accumulated net realized loss on investments                        (41,552,191)
Net unrealized appreciation of investments                            1,669,528
                                                                   ------------
Total net assets                                                   $244,080,500
                                                                   ============

*    Fully or partially on loan.

**   See Note 10 in "Notes to Financial Statements."

***  Includes $18,918,739 of securities loaned.

+    Non-income producing security for the year ended October 31, 2005.

++   Non-income producing security. Security is currently in default.

DD Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

o Variable rate notes. The interest rate shown is the rate as of October 31, 2005.

# Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements." At October 31, 2005, Rule 144A securities represented approximately 4.02% of total net assets.

^    Zero coupon security. The rate shown is the yield at the time of purchase.

S Step Coupon bond. Increases periodically based on a predetermined schedule. Stated interest rate in effect at October 31, 2005.

SS Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Section Pre-Refunded bonds. Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

A    Fully or partially pledged as collateral for financial futures contracts.

D Pass Through Agreement - Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPN - Coupon
FSA - Insured by Financial Security assurance
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
PRN - Principal only strip
S.F. - Single Family
TBA - To be announced
yr. - Year

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE BALANCED FUND
Net asset value Class A (A)                                               $16.29
Sales charge (5.75% of offering price) (B)                                  0.99
                                                                          ------
Offering price                                                            $17.28
                                                                          ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchase of $50,000 or more.

The following futures contracts were outstanding at October 31, 2005:

FUTURES CONTRACTS(1)

     Contracts         Notional      Notional    Expiration    Unrealized
      to Sell          Proceeds       Value         Date      Appreciation
------------------   -----------   -----------   ----------   ------------
(29) U.S. Treasury
   10 year Notes     $(3,189,016)  $(3,145,141)   12/30/05      $43,875
(4) U.S. Treasury
   long Bonds           (463,236)     (447,875)   12/30/05       15,361
                                                                -------
                                                                $59,236
                                                                =======

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENT(2)

 Notional    Expiration                                              Unrealized
  Amount        Date                    Description                 Depreciation
----------   ----------   ---------------------------------------   ------------
$3,050,000     1/1/06     Agreement with Goldman Sachs to receive     ($34,122)
                          the notional amount multiplied by the
                          return on the Lehman Brothers
                          Commercial MBS Index Aaa and to pay the
                          notional amount multiplied by the 3
                          month BBA LIBOR adjusted by a spread of
                          plus 0.05%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amount shown above.

(1)  See Note 7 in "Notes to Financial Statements."

(2)  See Note 9 in "Notes to Financial Statements."

See accompanying notes

STATEMENT                                            DELAWARE BALANCED FUND
   OF OPERATIONS                                     Year Ended October 31, 2005

INVESTMENT INCOME:
   Interest                                             $4,706,707
   Dividends                                             3,896,424
   Securities lending income                                37,135
   Foreign tax withheld                                     (2,413)  $  8,637,853
                                                        ----------   ------------
EXPENSES:
   Management fees                                       1,697,833
   Distribution expenses -- Class A                        574,216
   Distribution expenses -- Class B                        237,554
   Distribution expenses -- Class C                         66,101
   Distribution expenses -- Class R                             25
   Dividend disbursing and transfer agent fees and
      expenses                                             507,135
   Accounting and administration expenses                   92,653
   Reports and statements to shareholders                   94,905
   Registration fees                                        61,672
   Legal and professional fees                              49,604
   Insurance fees                                           20,100
   Custodian fees                                           15,857
   Pricing fees                                             11,780
   Trustees' fees                                           11,468
   Taxes (other than taxes on income)                        7,277
   Other                                                     5,328      3,453,508
                                                        ----------
   Less waiver of distribution expenses -- Class A                        (86,146)
   Less waiver of distribution expenses -- Class R                             (1)
   Less expense paid indirectly                                            (3,612)
                                                                     ------------
   Total operating expenses                                             3,363,749
                                                                     ------------
NET INVESTMENT INCOME                                                   5,274,104
                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on:
      Investments                                                      22,772,875
      Futures contracts                                                    22,733
      Swap agreements                                                     104,835
      Foreign currencies                                                       43
                                                                     ------------
   Net realized gain                                                   22,900,486
   Net change in unrealized appreciation/depreciation
      of investments and foreign currencies                           (12,979,785)
                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCIES                                                   9,920,701
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 15,194,805
                                                                     ============

See accompanying notes

STATEMENTS                                                DELAWARE BALANCED FUND
   OF CHANGES IN NET ASSETS

                                                                      Year Ended
                                                             ----------------------------
                                                               10/31/05        10/31/04
                                                             ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                     $  5,274,104   $   3,321,621
   Net realized gain on investments and foreign currencies     22,900,486      20,471,613
   Net change in unrealized appreciation/depreciation of
      investments and foreign currencies                      (12,979,785)     (8,798,581)
                                                             ------------   -------------
   Net increase in net assets resulting from operations        15,194,805      14,994,653
                                                             ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                  (3,695,024)     (3,422,460)
      Class B                                                    (190,280)       (171,826)
      Class C                                                     (53,154)        (47,032)
      Class R                                                         (47)            (32)
      Institutional Class                                         (63,996)       (121,198)
                                                             ------------   -------------
                                                               (4,002,501)     (3,762,548)
                                                             ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                   5,695,992       8,683,777
      Class B                                                   1,416,901       2,390,590
      Class C                                                   1,077,055       2,017,689
      Class R                                                       1,448           3,130
      Institutional Class                                         869,255       2,328,758

   Net asset value of shares issued upon reinvestment of
      dividends and distributions:
      Class A                                                   2,683,166       2,501,179
      Class B                                                     176,083         158,133
      Class C                                                      48,412          44,537
      Class R                                                          47              32
      Institutional Class                                          63,996         121,199
                                                             ------------   -------------
                                                               12,032,355      18,249,024
                                                             ------------   -------------
   Cost of shares repurchased:
      Class A                                                 (36,068,522)    (46,388,646)
      Class B                                                  (8,296,252)     (7,769,669)
      Class C                                                  (3,319,781)     (2,536,334)
      Class R                                                         (75)             --
      Institutional Class                                      (1,249,660)     (6,134,090)
                                                             ------------   -------------
                                                              (48,934,290)    (62,828,739)
                                                             ------------   -------------
   Decrease in net assets derived from capital share
      transactions                                            (36,901,935)    (44,579,715)
                                                             ------------   -------------
   NET DECREASE IN NET ASSETS                                 (25,709,631)    (33,347,610)

NET ASSETS:
   Beginning of year                                          269,790,131     303,137,741
                                                             ------------   -------------
   End of year (including undistributed net investment
      income of $2,397,377 and $775,779, respectively)       $244,080,500   $ 269,790,131
                                                             ============   =============

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Balanced Fund Class A
                                                             ------------------------------------------------------
                                                                                   Year Ended
                                                             ------------------------------------------------------
                                                             10/31/05   10/31/04   10/31/03   10/31/02(1)  10/31/01
                                                             --------   --------   --------   -----------  --------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 15.630   $ 15.060   $ 13.390   $ 15.100     $ 18.620

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.342      0.190      0.182      0.234        0.349
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           0.580      0.592      1.749     (1.609)      (3.451)
                                                             --------   --------   --------   --------     --------
Total from investment operations                                0.922      0.782      1.931     (1.375)      (3.102)
                                                             --------   --------   --------   --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.262)    (0.212)    (0.261)    (0.335)      (0.418)
                                                             --------   --------   --------   --------     --------
Total dividends and distributions                              (0.262)    (0.212)    (0.261)    (0.335)      (0.418)
                                                             --------   --------   --------   --------     --------

NET ASSET VALUE, END OF PERIOD                               $ 16.290   $ 15.630   $ 15.060   $ 13.390     $ 15.100
                                                             ========   ========   ========   ========     ========

TOTAL RETURN(3)                                                  5.91%      5.28%     14.53%     (9.38%)     (16.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $214,273   $232,351   $257,950   $253,089     $319,842
Ratio of expenses to average net assets                          1.20%      1.27%      1.35%      1.37%        1.30%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                       1.24%      1.31%      1.38%      1.37%        1.30%
Ratio of net investment income to average net assets             2.12%      1.23%      1.30%      1.54%        2.07%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly            2.08%      1.19%      1.27%      1.54%        2.07%
Portfolio turnover                                                203%       244%       249%       368%         288%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Balanced Fund Class B
                                                            -------------------------------------------------------
                                                                                    Year Ended
                                                            -------------------------------------------------------
                                                            10/31/05   10/31/04   10/31/03   10/31/02(1)   10/31/01
                                                            --------   --------   --------   -----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                         $15.630    $15.060    $13.410     $15.110      $18.600

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                       0.214      0.067      0.073       0.121        0.223
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                      0.582      0.594      1.743      (1.611)      (3.435)
                                                             -------    -------    -------     -------      -------
Total from investment operations                               0.796      0.661      1.816      (1.490)      (3.212)
                                                             -------    -------    -------     -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.126)    (0.091)    (0.166)     (0.210)      (0.278)
                                                             -------    -------    -------     -------      -------
Total dividends and distributions                             (0.126)    (0.091)    (0.166)     (0.210)      (0.278)
                                                             -------    -------    -------     -------      -------
NET ASSET VALUE, END OF PERIOD                               $16.300    $15.630    $15.060     $13.410      $15.110
                                                             =======    =======    =======     =======      =======
TOTAL RETURN(3)                                                 5.10%      4.40%     13.66%     (10.06%)     (17.47%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $20,658    $26,254    $30,353     $32,035      $44,491
Ratio of expenses to average net assets                         1.98%      2.07%      2.13%       2.12%        2.05%
Ratio of net investment income to average net assets            1.33%      0.43%      0.52%       0.81%        1.32%
Portfolio turnover                                               203%       244%       249%        368%         288%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Balanced Fund Class C
                                                            -------------------------------------------------------
                                                                                   Year Ended
                                                            -------------------------------------------------------
                                                            10/31/05   10/31/04   10/31/03   10/31/02(1)   10/31/01
                                                            --------   --------   --------   -----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                         $15.620    $15.040    $13.400     $15.090     $18.580

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                       0.215      0.067      0.073       0.121       0.222
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                      0.571      0.604      1.733      (1.601)     (3.434)
                                                             -------    -------    -------     -------     -------
Total from investment operations                               0.786      0.671      1.806      (1.480)     (3.212)
                                                             -------    -------    -------     -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (0.126)    (0.091)    (0.166)     (0.210)     (0.278)
                                                             -------    -------    -------     -------     -------
Total dividends and distributions                             (0.126)    (0.091)    (0.166)     (0.210)     (0.278)
                                                             -------    -------    -------     -------     -------
NET ASSET VALUE, END OF PERIOD                               $16.280    $15.620    $15.040     $13.400     $15.090
                                                             =======    =======    =======     =======     =======

TOTAL RETURN(3)                                                 5.03%      4.47%     13.60%     (10.01%)    (17.48%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $ 5,638    $ 7,518    $ 7,710     $ 6,937     $ 8,418
Ratio of expenses to average net assets                         1.98%      2.07%      2.13%       2.12%       2.05%
Ratio of net investment income to average net assets            1.33%      0.43%      0.52%       0.81%       1.32%
Portfolio turnover                                               203%       244%       249%        368%        288%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Delaware Balanced Fund Class R
                                                              -------------------------------
                                                                   Year Ended       6/2/03(1)
                                                              -------------------       to
                                                              10/31/05   10/31/04    10/31/03
                                                              --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                           $15.600    $15.030    $14.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                         0.283      0.131      0.050
Net realized and unrealized gain on investments
   and foreign currencies                                        0.577      0.598      0.564
                                                               -------    -------    -------
Total from investment operations                                 0.860      0.729      0.614
                                                               -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                           (0.190)    (0.159)    (0.084)
                                                               -------    -------    -------
Total dividends and distributions                               (0.190)    (0.159)    (0.084)
                                                               -------    -------    -------

NET ASSET VALUE, END OF PERIOD                                 $16.270    $15.600    $15.030
                                                               =======    =======    =======
TOTAL RETURN(3)                                                   5.52%      4.87%      4.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $     5    $     3    $    --
Ratio of expenses to average net assets                           1.56%      1.66%      1.74%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly                1.58%      1.66%      1.74%
Ratio of net investment income to average net assets              1.75%      0.83%      0.70%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly       1.73%      0.83%      0.70%
Portfolio turnover                                                 203%       244%       249%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware Balanced Fund Institutional Class
                                                       -------------------------------------------------------
                                                                              Year Ended
                                                       -------------------------------------------------------
                                                       10/31/05   10/31/04   10/31/03   10/31/02(1)   10/31/01
                                                       --------   --------   --------   -----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                    $15.640    $15.070    $13.400    $15.120      $18.640

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                  0.377      0.223      0.213      0.272        0.391
Net realized and unrealized gain (loss) on
   investments and foreign currencies                     0.576      0.601      1.748     (1.612)      (3.451)
                                                        -------    -------    -------    -------      -------
Total from investment operations                          0.953      0.824      1.961     (1.340)      (3.060)
                                                        -------    -------    -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                    (0.283)    (0.254)    (0.291)    (0.380)      (0.460)
                                                        -------    -------    -------    -------      -------
Total dividends and distributions                        (0.283)    (0.254)    (0.291)    (0.380)      (0.460)
                                                        -------    -------    -------    -------      -------

NET ASSET VALUE, END OF PERIOD                          $16.310    $15.640    $15.070    $13.400      $15.120
                                                        =======    =======    =======    =======      =======
TOTAL RETURN(3)                                            6.11%      5.49%     14.83%     (9.16%)     (16.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                 $ 3,507    $ 3,664    $ 7,125    $12,849      $20,820
Ratio of expenses to average net assets                    0.98%      1.06%      1.13%      1.12%        1.05%
Ratio of net investment income to average net assets       2.33%      1.43%      1.52%      1.81%        2.32%
Portfolio turnover                                          203%       244%       249%       368%         288%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                                     DELAWARE BALANCED FUND
   TO FINANCIAL STATEMENTS                                October 31, 2005

Delaware Group Equity Funds I (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1.   SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended October 31, 2005 were approximately $3,612. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2.   INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

NOTES                                                     DELAWARE BALANCED FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

2.   INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

DDLP has contracted to waive distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. The contractual 12b-1 fee waiver of 0.25% of average daily net assets is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At October 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                $135,438
Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses payable to DSC              51,278
Distribution fee payable to DDLP                                          83,344
Other expenses payable to DMC and affiliates*                              6,847

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended October 31, 2005, the Fund was charged $16,308 for internal legal services provided by DMC.

For the year ended October 31, 2005, DDLP earned $18,684 for commissions on sales of the Fund's Class A shares. For the year ended October 31, 2005, DDLP received gross contingent deferred sales charge commissions of $7, $48,786 and $1,066 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3.   INVESTMENTS

For the year ended October 31, 2005, the Fund made purchases of $442,844,897 and sales of $479,059,811 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended October 31, 2005, the Fund made purchases of $75,387,404 and sales of $67,437,239 of long-term U.S. government securities.

At October 31, 2005, the cost of investments for federal income tax purposes was $266,280,662. At October 31, 2005, net unrealized appreciation was $692,272, of which $10,856,248 relates to unrealized appreciation of investments and $10,163,976 related to unrealized depreciation of investments.

4.   DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2005 and 2004 was as follows:

                                              10/31/05     10/31/04
                                             ----------   ----------
Ordinary income                              $4,002,501   $3,762,548

As of October 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                           $281,608,078
Undistributed ordinary income                              2,397,377
Capital loss carryforwards                               (40,583,105)
Unrealized appreciation of investments
   and swap agreements                                       658,150
                                                        ------------
Net assets                                              $244,080,500
                                                        ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2005, the Fund recorded the following reclassifications:

Undistributed net investment income                        $ 307,703
Accumulated net realized gain (loss)                        (307,703)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $21,244,786 was utilized in 2005. Capital loss carryforwards remaining at October 31, 2005 will expire as follows: $34,801,197 expires in 2010 and $5,781,908 expires in 2011.

NOTES                                                     DELAWARE BALANCED FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

5.   CAPITAL SHARES

Transactions in capital shares were as follows:

                                                               Year Ended
                                                        -----------------------
                                                         10/31/05     10/31/04
                                                        ----------   ----------
Shares sold:
   Class A                                                 349,433      557,170
   Class B                                                  87,325      153,277
   Class C                                                  66,505      129,623
   Class R                                                      90          209
   Institutional Class                                      53,683      148,019

Shares issued upon reinvestment of dividends
   and distributions:
   Class A                                                 164,625      161,612
   Class B                                                  10,822       10,200
   Class C                                                   2,979        2,876
   Class R                                                       3            2
   Institutional Class                                       3,930        7,821
                                                        ----------   ----------
                                                           739,395    1,170,809
                                                        ----------   ----------
Shares repurchased:
   Class A                                              (2,221,818)  (2,991,253)
   Class B                                                (509,772)    (500,213)
   Class C                                                (204,546)    (163,729)
   Class R                                                      (5)          --
   Institutional Class                                     (76,854)    (394,440)
                                                        ----------   ----------
                                                        (3,012,995)  (4,049,635)
                                                        ----------   ----------
Net decrease                                            (2,273,600)  (2,878,826)
                                                        ==========   ==========

For the years ended October 31, 2005 and 2004, 87,821 B shares were converted to 87,744 Class A shares valued at $1,436,433 and 46,570 Class B shares were converted to 46,534 Class A shares valued at $655,920, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6.   LINE OF CREDIT

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On November 25, the revolving line of credit facility increased to $225,000,000. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2005, or at any time during the year.

7.   FUTURES CONTRACTS

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8.   OPTIONS WRITTEN

The Fund may enter into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund had no options contract outstanding at October 31, 2005 or at any time during the year.

9.   SWAP AGREEMENT

During the year ended October 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

NOTES                                                     DELAWARE BALANCED FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

10.  SECURITIES LENDING

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2005, the market value of securities on loan was $18,918,739, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $3,510,908 and cash collateral of $15,687,596. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

11.  CREDIT AND MARKET RISK

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by the U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security.) The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in the prevailing interests rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

12.  CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

13.  TAX INFORMATION (UNAUDITED)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended October 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)              (B)
  Long-Term        Ordinary
Capital Gains       Income           Total            (C)
Distributions   Distributions*   Distributions    Qualifying
 (Tax Basis)      (Tax Basis)     (Tax Basis)    Dividends(1)
-------------   --------------   -------------   ------------
      --             100%             100%            70%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $4,002,501 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

REPORT
   OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds I - Delaware Balanced Fund

We have audited the accompanying statement of net assets of Delaware Balanced Fund (the sole series of Delaware Group Equity Funds I) (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Balanced Fund of Delaware Group Equity Funds I at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
December 14, 2005

OTHER                                                     DELAWARE BALANCED FUND
   FUND INFORMATION

BOARD CONSIDERATION OF DELAWARE BALANCED FUND INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Balanced Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all balanced funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three, five and 10-year periods was in the fourth quartile of such Performance Universe. The Board noted that the Fund's performance was not in line with the Board's stated objective. The Board also noted that strategic changes had recently been implemented by management. Those changes included modifications to the Fund's asset allocation methodology, replacing the portfolio management team for the equity sleeve of the Fund and repositioning the Fund to reflect the new team's investment strategy. The Board was satisfied that management was taking effective action to enhance Fund performance and met the Board's performance objective.

OTHER                                                     DELAWARE BALANCED FUND
   FUND INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through December 2005 and recent initiatives implemented by management, such as changes to the record keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
   BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                               Number of
                                                                                          Portfolios in Fund        Other
         Name,                                                                             Complex Overseen      Directorships
        Address          Position(s)           Length          Principal Occupation(s)        by Trustee           Held by
     and Birthdate    Held with Fund(s)    of Time Served        During Past 5 Years          or Officer      Trustee or Officer
--------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES

 Jude T. Driscoll(2)      Chairman,          5 Years -           Since August 2000,               87                 None
 2005 Market Street      President,      Executive Officer   Mr. Driscoll has served in
  Philadelphia, PA     Chief Executive                      various executive capacities
        19103            Officer and     1 Year - Trustee       at different times at
                           Trustee                              Delaware Investments(1)
   March 10, 1963
                                                              Senior Vice President and
                                                              Director of Fixed-Income
                                                                  Process - Conseco
                                                                 Capital Management
                                                              (June 1998 - August 2000)
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

  Thomas L. Bennett        Trustee             Since             Private Investor -               87                 None
 2005 Market Street                       March 23, 2005       (March 2004 - Present)
  Philadelphia, PA
        19103                                                   Investment Manager -
                                                                Morgan Stanley & Co.
   October 4, 1947                                           (January 1984 - March 2004)
--------------------------------------------------------------------------------------------------------------------------------
     John A. Fry           Trustee            4 Years                President -                  87               Director -
 2005 Market Street                                          Franklin & Marshall College                       Community Health
  Philadelphia, PA                                              (June 2002 - Present)                              Systems
        19103
                                                             Executive Vice President -
    May 28, 1960                                             University of Pennsylvania
                                                              (April 1995 - June 2002)
--------------------------------------------------------------------------------------------------------------------------------
  Anthony D. Knerr         Trustee           12 Years        Founder/Managing Director -          87                 None
 2005 Market Street                                          Anthony Knerr & Associates
  Philadelphia, PA                                             (Strategic Consulting)
        19103                                                     (1990 - Present)

  December 7, 1938
--------------------------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth        Trustee            Since          Chief Investment Officer -           87                 None
 2005 Market Street                       March 23, 2005           Assurant, Inc.
  Philadelphia, PA                                                   (Insurance)
        19103                                                       (2002 - 2004)

    June 24, 1947
--------------------------------------------------------------------------------------------------------------------------------
    Ann R. Leven           Trustee           16 Years              Treasurer/Chief                87             Director and
 2005 Market Street                                               Fiscal Officer -                              Audit Committee
  Philadelphia, PA                                             National Gallery of Art                        Chairperson - Andy
        19103                                                       (1994 - 1999)                              Warhol Foundation

  November 1, 1940                                                                                            Director and Audit
                                                                                                              Committee Member -
                                                                                                                 Systemax Inc.
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                                                          Portfolios in Fund        Other
         Name,                                                                             Complex Overseen      Directorships
        Address          Position(s)           Length          Principal Occupation(s)        by Trustee           Held by
     and Birthdate    Held with Fund(s)    of Time Served        During Past 5 Years          or Officer      Trustee or Officer
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

  Thomas F. Madison        Trustee            11 Years             President/Chief                87              Director -
 2005 Market Street                                              Executive Officer -                             Banner Health
  Philadelphia, PA                                               MLM Partners, Inc.
        19103                                                 (Small Business Investing                           Director -
                                                                   and Consulting)                            CenterPoint Energy
  February 25, 1936                                           (January 1993 - Present)
                                                                                                              Director and Audit
                                                                                                              Committee Member -
                                                                                                              Digital River Inc.

                                                                                                              Director and Audit
                                                                                                              Committee Member -
                                                                                                                    Rimage
                                                                                                                  Corporation

                                                                                                              Director - Valmont
                                                                                                               Industries, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Janet L. Yeomans          Trustee            6 Years        Vice President/Mergers &            87                 None
 2005 Market Street                                              Acquisitions - 3M
  Philadelphia, PA                                                  Corporation
       19103                                                  (January 2003 - Present)

   July 31, 1948                                                Ms. Yeomans has held
                                                            various management positions
                                                               at 3M Corporation since
                                                                        1983.
--------------------------------------------------------------------------------------------------------------------------------
  J. Richard Zecher         Trustee            Since                   Founder -                  87          Director and Audit
 2005 Market Street                        March 23, 2005         Investor Analytics                          Committee Member -
  Philadelphia, PA                                                (Risk Management)                           Investor Analytics
        19103                                                   (May 1999 - Present)
                                                                                                              Director and Audit
    July 3, 1940                                                                                              Committee Member -
                                                                                                                 Oxigene, Inc.
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS

  Michael P. Bishof          Senior       Chief Financial      Mr. Bishof has served in           87                None(3)
 2005 Market Street     Vice President     Officer since    various executive capacities
  Philadelphia, PA           and         February 17, 2005      at different times at
        19103          Chief Financial                          Delaware Investments.
                             Officer

   August 18, 1962
--------------------------------------------------------------------------------------------------------------------------------
   David F. Connor      Vice President,    Vice President      Mr. Connor has served as           87                None(3)
 2005 Market Street     Deputy General    since September     Vice President and Deputy
  Philadelphia, PA      Counsel and         21, 2000 and     General Counsel of Delaware
        19103             Secretary       Secretary since      Investments since 2000.
                                         October 25, 2005
  December 2, 1963
--------------------------------------------------------------------------------------------------------------------------------
 David P. O'Connor       Senior Vice        Senior Vice       Mr. O'Connor has served in          87                None(3)
 2005 Market Street       President,        President,       various executive and legal
  Philadelphia, PA     General Counsel    General Counsel     capacities at different
        19103             and Chief      and Chief Legal         times at Delaware
                        Legal Officer      Officer since             Investments.
                                          October 25, 2005
  February 21, 1966
--------------------------------------------------------------------------------------------------------------------------------
  John J. O'Connor         Senior Vice       Treasurer       Mr. O'Connor has served in           87                None(3)
 2005 Market Street       President            since        various executive capacities
  Philadelphia, PA      and Treasurer    February 17, 2005     at different times at
        19103                                                   Delaware Investments.

    June 16, 1957
--------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor, and Mr. John J. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

ABOUT
   THE ORGANIZATION

This annual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                         Michael P. Bishof                        INVESTMENT MANAGER
Chairman                                 Senior Vice President                    Delaware Management Company,
Delaware Investments(R) Family of Funds  and Chief Financial Officer              a Series of Delaware Management Business Trust
Philadelphia, PA                         Delaware Investments Family of Funds     Philadelphia, PA
                                         Philadelphia, PA
THOMAS L. BENNETT                                                                 NATIONAL DISTRIBUTOR
Private Investor                         DAVID F. CONNOR                          Delaware Distributors, L.P.
Rosemont, PA                             Vice President, Deputy General Counsel   Philadelphia, PA
                                         and Secretary
JOHN A. FRY                              Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                       Delaware Service Company, Inc.
Lancaster, PA                            DAVID P. O'CONNOR                        2005 Market Street
                                         Senior Vice President, General Counsel   Philadelphia, PA 19103-7094
ANTHONY D. KNERR                         and Chief Legal Officer
Managing Director                        Delaware Investments Family of Funds     FOR SHAREHOLDERS
Anthony Knerr & Associates               Philadelphia, PA                         800 523-1918
New York, NY
                                         JOHN J. O'CONNOR                         FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                      Senior Vice President and Treasurer      INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer          Delaware Investments Family of Funds     800 362-7500
Assurant, Inc.                           Philadelphia, PA
Philadelphia, PA                                                                  WEB SITE
                                                                                  www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                             Delaware Investments is the marketing name for
National Gallery of Art                                                           Delaware Management Holdings, Inc. and
Washington, DC                                                                    its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group
















                                                             Printed in the USA
(9936)                                                             ANN-0512 BAL
AR-002 [10/05] IVES 12/05                                   MF0511091   PO10590

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             -----------

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $18,500 for the fiscal year ended October 31, 2005.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $24,250 for the fiscal year ended October 31, 2004.

         (b) Audit-related fees.
             -------------------

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended October 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-rated issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

-------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2004.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $167,700 for the registrant's fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-rated issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             ---------

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,600 for the fiscal year ended October 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,500 for the fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2004.

         (d) All other fees.
             ---------------

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended October 31, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended October 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2004.

         (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

--------------------------------------------------------------------------------- -----------------------------------
SERVICE                                                                                     RANGE OF FEES
--------------------------------------------------------------------------------- -----------------------------------
AUDIT SERVICES
--------------------------------------------------------------------------------- -----------------------------------
Statutory audits or financial audits for new Funds                                up to $25,000 per Fund
--------------------------------------------------------------------------------- -----------------------------------
Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters   up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
--------------------------------------------------------------------------------- -----------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other           up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
--------------------------------------------------------------------------------- -----------------------------------
AUDIT-RELATED SERVICES
--------------------------------------------------------------------------------- -----------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other           up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
--------------------------------------------------------------------------------- -----------------------------------
TAX SERVICES
--------------------------------------------------------------------------------- -----------------------------------
U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation    up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
--------------------------------------------------------------------------------- -----------------------------------
U.S. federal, state and local tax compliance (e.g., excise distribution           up to $5,000 per Fund
reviews, etc.)
--------------------------------------------------------------------------------- -----------------------------------
Review of federal, state, local and international income, franchise and other     up to $5,000 per Fund
tax returns
--------------------------------------------------------------------------------- -----------------------------------

           Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

---------------------------------------------------------------------------------- -----------------------------------
SERVICE                                                                                      RANGE OF FEES
---------------------------------------------------------------------------------- -----------------------------------
NON-AUDIT SERVICES
---------------------------------------------------------------------------------- -----------------------------------
Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
---------------------------------------------------------------------------------- -----------------------------------

         The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $334,660 and $346,440 for the registrant's fiscal years ended October 31, 2005 and October 31, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

     (a) (1) Code of Ethics

         Not applicable.

         (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


DELAWARE GROUP EQUITY FUNDS I


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 29, 2005


         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    December 29, 2005